UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-443-1021

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended (the “Act”), is as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at March 31, 2011
(Unaudited)

	Principal Amount ($)		Value (Note 1)

Corporate Bonds - 2.94%
Consumer Products - 0.17%	1,093,823	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (a) (e)	$343,460

Financial Insurance - 2.77%	10,000,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (c) (d)	5,650,000

		Total Corporate Bonds (Cost $10,498,877)	5,993,460

	Shares

Common Stocks - 88.95%
Annuities & Mutual Fund
Management & Sales - 3.72%	254,000	Bank of New York Mellon Corp. (The)	7,586,980

Automotive - 4.70%	317,100	Toyota Industries Corp. (Japan)	9,591,532

Consumer Products - 0.00%#	33,915	Home Products International, Inc. (a) (b) (e)	1,696

Depository Institutions - 1.85%	86,000	Chong Hing Bank, Ltd. (Hong Kong)	221,121
	400,000	KeyCorp	3,552,000

			3,773,121

Diversified Operations - 8.73%	293,137	Brookfield Asset Management, Inc., Class A (Canada)	9,515,227
	1,203,967	Wharf (Holdings), Ltd. (The) (Hong Kong)	8,303,968

			17,819,195

Holding Companies - 23.46%	3,650	Capital Southwest Corp.	334,085
	1,673,000	Cheung Kong Holdings, Ltd. (Hong Kong)	27,271,972
	415,000	Investor AB, Class A (Sweden)	9,836,024
	2,500,000	Lai Sun Garment International Ltd. (Hong Kong) (b)	337,466
	116,927	RHJ International (Belgium) (b)	944,537
	2,446,000	Wheelock & Co., Ltd. (Hong Kong)	9,182,071

			47,906,155

Manufactured Housing - 0.30%	13,594	Cavco Industries, Inc. (b)	613,905

Non-U.S. Real Estate Operating
Companies - 18.52%	1,085,000	Hang Lung Group, Ltd. (Hong Kong)	6,716,258
	911,000	Hang Lung Properties, Ltd. (Hong Kong)	3,987,832
	3,913,129	Henderson Land Development Co., Ltd. (Hong Kong)	27,115,292

			37,819,382

Oil & Gas
Production & Services - 8.13%	39,000	Cenovus Energy, Inc. (Canada)	1,535,820
	56,500	EnCana Corp. (Canada)	1,950,945
	431,648	Nabors Industries, Ltd. (Bermuda) (b)	13,113,466

			16,600,231

Semiconductor Equipment
Manufacturers & Related - 0.77%	100,000	Applied Materials, Inc.	1,562,000

Steel & Specialty Steel - 7.87%	140,659	POSCO, ADR (South Korea)	16,075,917

Telecommunications - 1.77%	69,039	Sycamore Networks, Inc.	1,686,623
	368,100	Tellabs, Inc.	1,928,844

			3,615,467

U.S. Real Estate Operating
Companies - 5.96%	368,917	Forest City Enterprises, Inc., Class A (b)	6,946,707
	142,008	Tejon Ranch Co. (b)	5,217,374

			12,164,081

Utilities, Utility Service Companies
& Waste Management - 3.17%	379,400	Covanta Holding Corp. (e)	6,480,152

		Total Common Stocks (Cost $167,889,866)	181,609,814

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at March 31, 2011
(Unaudited)

Value (Note 1)

Total Investment Portfolio - 91.89%
(Cost $178,388,743)	$187,603,274

Other Assets less Liabilities - 8.11%	16,566,827

NET ASSETS - 100.00%
(Applicable to 13,274,644 shares outstanding)	$204,170,101

NET ASSET VALUE PER SHARE	$15.38

Notes:
(a)	Fair-valued security.
(b)	Non-income producing security.
(c)	Variable rate security. The rate disclosed is in effect as of March 31, 2011.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is subject to restrictions on resale.
#	Amount represents less than 0.01% of total net assets.

ADR: American Depository Receipt.
PIK: Payment-in-kind.

Country Concentration	% of Net Assets

Hong Kong	40.72%
United States	20.53
South Korea	7.87
Bermuda	6.42
Canada	6.37
Sweden	4.82
Japan	4.70
Belgium	0.46

Total	91.89%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments
March 31, 2011
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

Accounting policies:

The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio’s net asset value is calculated. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At March 31, 2011, such securities had a total fair value of $345,156 or 0.17% of net assets. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

Fair Value Measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary by level of inputs used to value the Portfolio’s investments as of March 31, 2011:

Level 1: Quoted Prices
Investments in Securities:
Common Stocks:
Annuities & Mutual Fund Management & Sales	$7,586,980
Automotive	9,591,532
Depository Institutions	3,773,121
Diversified Operations	17,819,195
Holding Companies	47,906,155
Manufactured Housing	613,905
Non-U.S. Real Estate Operating Companies	37,819,382
Oil & Gas Production & Services	16,600,231
Semiconductor Equipment Manufacturers & Related	1,562,000
Steel & Specialty Steel	16,075,917
Telecommunications	3,615,467
U.S. Real Estate Operating Companies	12,164,081
Utilities, Utility Service Companies & Waste Management	6,480,152

Total for Level 1 Securities	181,608,118

Level 2: Other Significant Observable Inputs
Investments in Securities:
Corporate Bonds†	5,650,000

Total for Level 2 Securities	5,650,000

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	1,696
Corporate Bonds†	343,460

Total for Level 3 Securities	345,156

Total Value of Investments	$187,603,274

† Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

During the period ending March 31, 2011, the Portfolio recognized no significant transfers to/from Level 1 and Level 2 due to application of fair value factors during the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10 (fair value)	Net change in unrealized appreciation/ (depreciation)	Balance as of 3/31/11 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Common Stocks:
Consumer Products	$1,696	$—	$1,696	$—
Corporate Bonds†	404,714	(61,254)	343,460	(61,254)

Total	$406,410	$(61,254)	$345,156	$(61,254)

† Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2011
(Unaudited)

Security transactions and investment income:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.
•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of March 31, 2011:

Gross unrealized appreciation	$28,208,437
Gross unrealized depreciation	(18,993,906)

Net unrealized appreciation	$9,214,531

Aggregate book cost	$178,388,743

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Variable Series Trust

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	April 29, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	April 29, 2011

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	April 29, 2011